Interim Consolidated Statements of Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	3 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Income Statement [Abstract]
Diluted	$ 12	[1]	$ 0.03	[1]	$ 0.22	[2]	$ 0.15	[2]	$ 0.41	[2]

[1]	Giving retroactive effect to the Reverse Split and Stock Split in the three months ended September 30, 2022 and to the Stock Split in the three months ended September 30, 2023 as detailed in note 12 to the consolidated financial statements.
[2]	Giving retroactive effect to the Reverse Split and Stock Split as detailed in note 13 to the consolidated financial statements.